Employee Benefit Plans (Fair Values of Pension and Post Retirement Plan Assets by Asset Category) (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value	[1]	$ 8,670	$ 11,945
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value	[2]	1,843	2,319
Level 1 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		2,812	4,510
Level 1 | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		876	1,164
Level 2 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		2,534	2,900
Level 2 | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		138	140
Fair Value, Inputs, Level 1, 2 and 3 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		5,346	7,410
Fair Value, Inputs, Level 1, 2 and 3 | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1,014	1,304
NAV | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value	[3]	3,324	4,535
Cash equivalents and other | Level 1 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		14	25
Cash equivalents and other | Level 1 | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		3	3
Cash equivalents and other | Level 2 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		11	5
Cash equivalents and other | Level 2 | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1	1
Cash equivalents and other | Fair Value, Inputs, Level 1, 2 and 3 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		25	30
Cash equivalents and other | Fair Value, Inputs, Level 1, 2 and 3 | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		4	4
US Equity Securities | Level 1 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value	[4]	1,653	2,592
US Equity Securities | Level 1 | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value	[5]	685	898
US Equity Securities | Level 2 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value	[4]	170	244
US Equity Securities | Level 2 | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value	[5]	10	14
US Equity Securities | Fair Value, Inputs, Level 1, 2 and 3 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value	[4]	1,823	2,836
US Equity Securities | Fair Value, Inputs, Level 1, 2 and 3 | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value	[5]	695	912
Foreign Equity Securities | Level 1 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1,034	1,773
Foreign Equity Securities | Level 1 | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		181	256
Foreign Equity Securities | Level 2 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		5	19
Foreign Equity Securities | Level 2 | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value			1
Foreign Equity Securities | Fair Value, Inputs, Level 1, 2 and 3 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1,039	1,792
Foreign Equity Securities | Fair Value, Inputs, Level 1, 2 and 3 | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		181	257
Insurance Contracts | Level 2 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		166	279
Insurance Contracts | Level 2 | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		10	16
Insurance Contracts | Fair Value, Inputs, Level 1, 2 and 3 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		166	279
Insurance Contracts | Fair Value, Inputs, Level 1, 2 and 3 | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		10	16
Corporate debt instruments | Level 1 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		65	81
Corporate debt instruments | Level 1 | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		4	5
Corporate debt instruments | Level 2 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		805	1,439
Corporate debt instruments | Level 2 | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		38	61
Corporate debt instruments | Fair Value, Inputs, Level 1, 2 and 3 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		870	1,520
Corporate debt instruments | Fair Value, Inputs, Level 1, 2 and 3 | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		42	66
Government securities | Level 1 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		46	39
Government securities | Level 1 | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		3	2
Government securities | Level 2 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1,377	914
Government securities | Level 2 | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		79	47
Government securities | Fair Value, Inputs, Level 1, 2 and 3 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1,423	953
Government securities | Fair Value, Inputs, Level 1, 2 and 3 | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		82	49
Common/collective trust funds | NAV | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value	[3]	1,780	3,010
Common/collective trust funds | NAV | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value	[6]	649	840
Real Estate Funds | NAV | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value	[3]	66	116
Real Estate Funds | NAV | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value	[6]	11	13
Private Equity Funds | NAV | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value	[3]	1,284	1,233
Private Equity Funds | NAV | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value	[6]	158	152
Fixed Income Funds | NAV | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value	[3]	192	162
Fixed Income Funds | NAV | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value	[6]	11	9
Hedge Funds | NAV | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value	[3]	2	14
Hedge Funds | NAV | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value	[6]		1
Investments Measured At Fair Value Including Excluding Pending Purchases Sales And Accrued Income | NAV | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value	[6]	$ 829	$ 1,015

[1]	Excludes net assets related to pending sales of securities and advanced subscription of $177 million, net accrued income of $27 million, and includes net assets related to pending purchases of securities of $180 million at December 31, 2022. Excludes net assets related to pending sales of securities of $35 million, net accrued income of $27 million, and includes net assets related to pending purchases of securities of $62 million at December 31, 2021.
[2]	Excludes net assets related to pending sales of securities and advanced subscription of $10 million, net accrued income of $2 million, and includes net assets related to pending purchases of securities of $10 million at December 31, 2022. Excludes net assets related to pending sales of securities of $5 million, net accrued income of $2 million, and includes net assets related to pending purchases of securities of $3 million at December 31, 2021.
[3]	These investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy.
[4]	Includes $170 million and $258 million of Dominion Energy preferred stock at December 31, 2022 and 2021, respectively.
[5]	Includes $10 million of Dominion Energy preferred stock at December 31, 2022.
[6]	These investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy.